OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.8%
	EQUITY - 66.2%
55,800	Avantis International Small Cap Value ETF	$ 5,243,526
13,500	Avantis U.S. Small Cap Value ETF	1,376,730
3,500	Defiance Quantum ETF(a)	383,810
60,400	Dimensional International Small Cap Value ETF	2,295,200
45,400	Dimensional International Value ETF	2,265,460
4,900	iShares Biotechnology ETF(a)	826,973
12,300	iShares Latin America 40 ETF(a)	374,535
26,200	iShares MSCI Canada ETF	1,412,966
11,800	iShares MSCI Eurozone ETF	756,380
39,200	iShares MSCI International Momentum Factor ETF	1,880,424
3,800	JPMorgan BetaBuilders Canada ETF	353,400
209,700	State Street SPDR Portfolio S&P 500 ETF	16,822,134
1,300	VanEck Oil Services ETF	370,201
25,000	Vanguard FTSE Emerging Markets ETF	1,344,000
12,900	Vanguard Growth ETF	6,293,394
17,400	Vanguard Mid-Cap Growth ETF	4,857,036
5,100	Vanguard Small-Cap Growth ETF(a)	1,540,761
8,300	WisdomTree Japan Hedged Equity Fund ETF	1,196,528
		49,593,458
	FIXED INCOME - 18.6%
14,900	Eldridge BBB-B CLO ETF(a)	394,552
108,300	First Trust Institutional Preferred Securities and Income ETF	2,099,937
20,200	First Trust Preferred Securities and Income ETF	368,044
8,600	First Trust Senior Loan ETF	394,568
64,300	Invesco Senior Loan ETF(a)	1,350,300
6,100	iShares CMBS ETF	299,388
18,300	iShares iBoxx $ High Yield Corporate Bond ETF(a)	1,475,529
10,400	iShares J.P. Morgan EM High Yield Bond ETF	419,848
19,548	JPMorgan Mortgage-Backed Securities ETF	998,121
25,200	PIMCO Multi Sector Bond Active ETF	672,336
34,700	SPDR Blackstone Senior Loan ETF	1,432,069
10,600	SPDR Bloomberg Barclays Emerging Markets Local ETF	226,522
30,600	VanEck J. P. Morgan EM Local Currency Bond ETF	790,092
9,200	VanEck Short High Yield Muni ETF	210,772

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.8% (Continued)
	FIXED INCOME - 18.6% (Continued)
24,100	VanEck Vectors Preferred Securities ex Financials ETF	$ 425,606
2,700	Vanguard Intermediate-Term Corporate Bond ETF(a)	226,125
25,200	Vanguard Total Bond Market ETF	1,866,564
12,200	Virtus InfraCap U.S. Preferred Stock ETF(a)	262,910
		13,913,283

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,694,367)	63,506,741

	OPEN END FUNDS — 14.6%
	ALTERNATIVE - 1.0%
74,719	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	721,782

	EQUITY - 3.3%
1	Kopernik Global All-Cap Fund	18
75,657	Thornburg Investment Income Builder Fund, Class I	2,511,071
		2,511,089
	FIXED INCOME - 10.3%
57	American Century High Income Fund, Class I	499
35	BlackRock Strategic Income Opportunities Fund, Institutional Class	346
223,108	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	1,860,720
117,123	JPMorgan Income Fund, Class I	1,008,432
104	Medalist Partners MBS Total Return Fund, Institutional Class	908
52	Metropolitan West Total Return Bond Fund, Class I	478
35	Nuveen Preferred Securities and Income Fund, Class I	567
108,270	PIMCO Income Fund, Institutional Class	1,189,889
80	PIMCO Investment Grade Credit Bond Fund, Institutional Class	738
90,467	PIMCO Long-Term Credit Bond Fund, Institutional Class	805,152
44	PIMCO Total Return Fund, Institutional Class	387
94,628	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	885,717
13	TCW Emerging Markets Income Fund, Class I	94
167,565	Thornburg Strategic Income Fund, Class I	1,943,751
		7,697,678

	TOTAL OPEN END FUNDS (Cost $10,686,392)	10,930,549

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.6%
	COLLATERAL FOR SECURITIES LOANED - 9.0%
6,730,600	First American Government Obligations Fund, Class X, 3.67%(b) (c) (Cost $6,730,600)	$ 6,730,600

	MONEY MARKET FUND - 0.6%
424,289	First American Government Obligations Fund, Class X, 3.67%(c) (Cost $424,289)	424,289

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,154,889)	7,154,889

	TOTAL INVESTMENTS - 109.0% (Cost $75,535,648)	$ 81,592,179
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%	(6,741,762)
	NET ASSETS - 100.0%	$ 74,850,417

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage Backed Securities
ETF	- Exchange-Traded Fund
MBS	- Mortgage Backed Securities
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $6,512,706, as of December 31, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $6,730,600 at December 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.